COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	0.8%
BANKING	0.6%
Cadence Bank, 5.50%, Series A(a)			40,658	$841,621
Citigroup, Inc., 6.25%, Series II(a)			44,593	1,139,797
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)			17,537	433,339

				2,414,757

INSURANCE	0.2%
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53			41,574	1,066,373

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$3,416,331)				3,481,130

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	95.3%
BANKING	56.7%
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(c)(d)		EUR	800,000	1,045,330
AIB Group PLC, 6.00% to 7/14/31 (Ireland)(a)(b)(c)(d)		EUR	800,000	983,140
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(c)(d)		EUR	600,000	772,932
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(c)			1,000,000	1,121,776
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(a)(b)(c)(d)		EUR	800,000	989,818
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(c)(d)		EUR	2,000,000	2,518,643
Banco Santander SA, 6.00% to 1/2/31 (Spain)(a)(b)(c)(d)		EUR	400,000	495,772
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(c)			2,600,000	2,867,480
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(c)			1,000,000	1,110,589
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(c)			1,800,000	2,173,271
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)			1,199,000	1,214,436
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)			594,000	601,991
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)			3,270,000	3,330,432
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)			5,191,000	5,396,802
Bank of Montreal, 6.875% to 11/26/30, due 11/26/85, Series 6 (Canada)(b)			800,000	824,346
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(b)			2,800,000	2,876,532
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)			1,200,000	1,257,907
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)			1,400,000	1,500,071
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)			800,000	847,564
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)			930,000	986,962
Barclays PLC, 6.125% to 12/15/35 (United Kingdom)(a)(b)(c)(d)		EUR	1,200,000	1,446,601
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(c)			1,200,000	1,293,846
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(c)			1,500,000	1,604,391
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(c)(d)		GBP	1,400,000	2,080,910
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(c)(d)		GBP	1,400,000	2,025,361
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(c)		GBP	800,000	1,190,296
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(c)			3,200,000	3,640,986
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(c)(e)			2,800,000	2,613,775
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(c)(e)			3,200,000	3,381,770
BNP Paribas SA, 7.45% to 6/27/35 (France)(a)(b)(c)(e)			400,000	422,082
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)			3,600,000	3,825,695
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(c)(e)			3,200,000	3,496,323
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(c)(e)			3,000,000	3,214,167

	Principal Amount*			Value
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(c)(e)		1,000,000		$1,068,640
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(b)(c)(d)	EUR	1,000,000		1,269,806
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(b)(c)(d)	EUR	400,000		530,499
Canadian Imperial Bank of Commerce, 6.50% to 7/28/31, due 7/28/86 (Canada)(b)		2,400,000		2,407,557
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(b)		1,600,000		1,663,406
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		2,567,000		2,409,875
Citigroup, Inc., 6.625% to 2/15/31, Series HH(a)(b)		5,173,000		5,269,342
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)		6,306,000		6,446,285
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)		4,655,000		4,797,853
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(b)		1,344,000		1,407,925
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		2,034,000		2,133,819
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		1,350,000		1,361,736
CoBank ACB, 7.125% to 1/1/30, Series M(a)(b)		1,500,000		1,552,548
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(c)(d)		1,600,000		1,692,466
Cooperatieve Rabobank UA, 6.50% (Netherlands)(a)(d)	EUR	826,975		1,135,701
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(c)(d)	GBP	1,400,000		2,069,528
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(c)(e)		3,000,000		3,138,540
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(c)(e)(f)(g)		400,000		100,000
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(c)(e)(f)(g)		1,600,000		400,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(c)(e)(f)(g)		1,200,000		300,000
Deutsche Bank AG, 6.75% to 10/30/34 (Germany)(a)(b)(c)(d)	EUR	1,000,000		1,234,986
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(c)(d)	EUR	1,400,000		1,811,333
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(c)(d)	EUR	1,600,000		2,090,914
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(c)(d)	EUR	1,000,000		1,256,500
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(d)	EUR	1,400,000		1,818,869
Eurobank SA, 6.25% to 11/10/33 (Greece)(a)(b)(c)(d)	EUR	800,000		953,666
Eurobank SA, 6.625% to 6/4/31 (Greece)(a)(b)(c)(d)	EUR	1,400,000		1,748,298
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(a)(b)		1,500,000		1,561,590
Farm Credit Bank of Texas, 7.75% to 6/15/29(a)(b)		2,310,000		2,422,086
First Horizon Bank, 4.761% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(e)(h)		3,500	†	2,590,000
Goldman Sachs Capital I, 6.345%, due 2/15/34		721,000		769,534
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(b)		786,000		782,036
Goldman Sachs Group, Inc., 6.85% to 2/10/30(a)(b)		2,181,000		2,274,070
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		4,036,000		4,262,868
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)		1,300,000		1,229,193
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		2,400,000		2,634,421
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)		1,000,000		1,033,681
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(c)		2,600,000		2,711,784
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)		1,000,000		1,052,906
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(a)(b)		1,780,000		1,780,891
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(c)(d)		1,600,000		1,562,280
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(a)(b)(c)		3,600,000		3,768,030
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(b)(c)(d)		1,800,000		1,925,071
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(c)(d)		1,800,000		1,880,606
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(c)(d)		2,600,000		2,826,411
Intesa Sanpaolo SpA, 6.375% to 5/26/33 (Italy)(a)(b)(c)(d)	EUR	400,000		502,748
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(c)(d)	EUR	2,000,000		2,612,076
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)		1,420,000		1,478,626
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		3,154,000		3,333,314
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(c)(d)		800,000		838,520

	Principal Amount*		Value
KeyCorp Capital III, 7.75%, due 7/15/29		1,000,000	$1,071,217
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(c)(d)	EUR	600,000	752,571
Lloyds Banking Group PLC, 6.625% to 9/27/35 (United Kingdom)(a)(b)(c)		1,600,000	1,588,095
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(c)		800,000	832,569
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)	GBP	1,400,000	2,012,816
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(c)	GBP	1,500,000	2,162,905
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a)(b)(c)(d)	GBP	800,000	1,100,183
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(c)(d)	GBP	1,200,000	1,759,540
Nationwide Building Society, 10.25%, Series CCDS (United Kingdom)(a)(d)	GBP	300,000	546,998
NatWest Group PLC, 7.625% to 9/30/35 (United Kingdom)(a)(b)(c)(d)	GBP	600,000	867,314
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(c)		1,800,000	2,035,341
Nordea Bank Abp, 6.75% to 11/10/33 (Finland)(a)(b)(c)(e)		1,600,000	1,644,645
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(a)(b)(c)(d)	EUR	1,200,000	1,492,235
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)		2,273,000	2,239,056
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)		1,528,000	1,538,731
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)		629,000	639,111
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		1,035,000	1,069,844
Royal Bank of Canada, 6.50% to 5/24/33, due 5/24/86 (Canada)(b)		1,000,000	999,757
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(b)		2,000,000	1,991,182
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(b)		3,000,000	3,103,779
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(c)(e)		1,400,000	1,362,050
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(c)(e)		2,600,000	2,648,298
Societe Generale SA, 7.125% to 7/15/35 (France)(a)(b)(c)(e)		1,300,000	1,296,368
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(c)(e)		2,000,000	2,135,144
Societe Generale SA, 8.50% to 3/25/34 (France)(a)(b)(c)(e)		2,400,000	2,667,961
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(c)(e)		1,400,000	1,496,067
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(c)(e)		3,000,000	3,340,416
Standard Chartered PLC, 7.00% to 11/14/35 (United Kingdom)(a)(b)(c)(e)		1,000,000	1,029,860
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(c)(e)		3,200,000	3,418,976
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		2,207,000	2,290,519
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(d)		1,200,000	1,148,927
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(d)		2,000,000	2,166,000
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(b)		2,500,000	2,542,295
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)		1,000,000	1,047,503
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		2,000,000	2,096,448
Truist Financial Corp., 6.669% to 3/1/26, Series N(a)(b)		1,000,000	1,002,231
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(c)(e)		2,400,000	2,192,874
UBS Group AG, 6.625% to 1/8/31, Series .14A (Switzerland)(a)(b)(c)(e)		3,700,000	3,721,637
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(c)(e)		1,000,000	1,021,828
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(a)(b)(c)(e)		2,400,000	2,440,942
UBS Group AG, 7.00% to 1/8/36 (Switzerland)(a)(b)(c)(e)		3,200,000	3,240,604
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(c)(e)		1,200,000	1,291,015
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(c)(e)		1,200,000	1,310,798
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)		2,800,000	3,276,153
UniCredit SpA, 6.50% to 12/3/31 (Italy)(a)(b)(c)(d)	EUR	800,000	1,019,603
Unipol Assicurazioni SpA, 6.00% to 7/21/35 (Italy)(a)(b)(c)(d)	EUR	600,000	726,749
Wells Fargo & Co., 5.95%, due 12/15/36		778,000	819,187
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)		1,685,000	1,763,259
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)		820,000	873,787

			245,890,219

		Principal Amount*		Value
CONSUMER DISCRETIONARY PRODUCTS	0.2%
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(d)		EUR	500,000	$693,771

ENERGY	0.8%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)			1,372,000	1,412,025
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)			1,740,000	1,850,160

				3,262,185

FINANCIAL SERVICES	1.8%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)			1,307,000	1,299,746
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)			1,225,000	1,174,940
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b)(e)			766,000	757,780
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(b)			1,160,000	1,217,072
ILFC E-Capital Trust II, 6.60% (30 Year CMT + 1.80%), due 12/21/65(e)(h)			940,000	828,972
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(c)			2,600,000	2,703,061

				7,981,571

HEALTH CARE	0.6%
CVS Health Corp., 6.75% to 9/10/34, due 12/10/54(b)			287,000	298,498
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)			1,992,000	2,085,805

				2,384,303

INSURANCE	10.6%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(c)(e)			1,600,000	1,666,366
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(b)			680,000	687,239
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(b)			1,465,000	1,468,355
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(a)(b)(c)(d)		EUR	1,600,000	2,000,490
AXA SA, 5.125% to 9/16/31 (France)(a)(b)(c)(d)		EUR	1,700,000	2,038,396
AXA SA, 6.375% to 7/16/33 (France)(a)(b)(c)(d)		EUR	400,000	516,282
AXA SA, 8.60%, due 12/15/30 (France)			1,025,000	1,201,892
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)			800,000	821,917
Corebridge Financial, Inc., 6.875% to 12/1/30(a)(b)			1,050,000	1,091,667
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(e)			2,200,000	2,283,547
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)			1,980,000	1,969,181
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(b)			1,030,000	1,085,482
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(b)(e)			1,550,000	1,563,198
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(e)			1,335,000	1,380,949
Hartford Insurance Group, Inc., 6.238% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(e)(h)			1,236,000	1,179,365
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b)(d)			800,000	801,090
Lincoln National Corp., 5.969% (3 Month USD Term SOFR + 2.302%), due 4/20/67(h)			1,885,000	1,525,911
Lincoln National Corp., 6.471% (3 Month USD Term SOFR + 2.619%), due 5/17/66(h)			800,000	697,439
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)			699,000	751,089
MetLife Capital Trust IV, 7.875%, due 12/15/37(e)			1,700,000	1,886,378
MetLife, Inc., 9.25%, due 4/8/38(e)			2,000,000	2,403,942
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)			620,000	640,756
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(b)			345,000	363,386
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(b)			1,580,000	1,631,922
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Japan)(d)			1,900,000	2,011,892
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(a)(b)(d)			2,600,000	2,651,333
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(c)(d)			2,000,000	1,978,637
Rothesay Life PLC, 7.00% to 6/3/35 (United Kingdom)(a)(b)(c)(d)			800,000	808,968
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(e)			1,850,000	1,776,669

		Principal Amount*	Value
SBL Holdings, Inc., 9.508% to 5/13/30(a)(b)(e)		1,940,000	$1,960,826
Sumitomo Life Insurance Co., 5.875% to 9/10/35, due 9/10/55 (Japan)(b)(e)		2,000,000	2,013,266
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(e)		600,000	607,835
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)		493,000	521,997

			45,987,662

PIPELINES	8.1%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)		1,065,000	1,065,072
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		1,271,000	1,292,637
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(b)		2,580,000	2,750,881
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)		2,232,000	2,435,813
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)		1,381,000	1,480,359
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)		3,584,000	4,102,325
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(b)		2,131,000	2,142,060
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)		2,510,000	2,545,672
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(b)		1,170,000	1,178,896
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)		2,681,000	2,777,001
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(b)		2,430,000	2,421,414
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(b)		2,200,000	2,212,965
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(b)		920,000	973,100
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)		3,725,000	3,885,726
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		1,955,000	1,946,871
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(e)		2,232,000	1,964,926

			35,175,718

TELECOMMUNICATIONS	3.2%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)		1,630,000	1,689,858
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(b)		1,595,000	1,673,442
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(b)		400,000	415,089
SoftBank Group Corp., 7.625% to 1/29/31, due 4/29/61 (Japan)(b)(d)		2,000,000	1,862,173
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(b)		2,140,000	2,162,887
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(b)		1,540,000	1,575,736
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(b)		2,140,000	2,150,259
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(b)		2,330,000	2,437,965

			13,967,409

UTILITIES	13.3%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)		1,786,000	1,747,336
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)		635,000	644,248
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		4,181,000	4,153,286
Alliant Energy Corp., 5.75% to 1/1/31, due 4/1/56(b)		1,470,000	1,459,793
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(b)(e)		3,130,000	3,256,956
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(b)		2,110,000	2,110,874
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(b)		2,365,000	2,349,331
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(b)		821,000	880,110
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)		1,946,000	2,038,770
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(b)		608,000	645,281
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)		1,185,000	1,243,099
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		716,000	660,977
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(b)		1,580,000	1,632,668
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(b)		1,000,000	1,011,188
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(b)		2,520,000	2,529,825

		Principal Amount*	Value
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(b)		1,630,000	$1,676,675
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)		1,035,000	1,078,286
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(b)		993,000	1,074,259
Entergy Corp., 6.10% to 3/15/36, due 6/15/56(b)		1,240,000	1,239,595
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)		1,220,000	1,277,972
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)		1,231,000	1,295,507
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(b)		2,960,000	3,047,631
Exelon Corp., 6.50% to 12/15/34, due 3/15/55(b)		850,000	882,965
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(b)		1,290,000	1,332,947
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(b)		2,370,000	2,492,856
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)		2,321,000	2,397,858
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(b)		2,786,000	2,961,593
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(b)		935,000	966,623
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(b)		120,000	125,080
Sempra, 6.375% to 1/1/31, due 4/1/56(b)		2,030,000	2,077,717
Sempra, 6.40% to 7/1/34, due 10/1/54(b)		2,312,000	2,340,058
Sempra, 6.875% to 7/1/29, due 10/1/54(b)		3,005,000	3,081,943
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(b)		1,230,000	1,226,259
Spire, Inc., 6.45% to 3/1/36, due 6/1/56(b)		740,000	747,466

			57,687,032

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$395,136,501)			413,029,870

U.S. TREASURY NOTES	0.4%
U.S. Treasury Bonds, 4.625%, due 11/15/55		2,000,000	1,917,188

TOTAL U.S. TREASURY NOTES (Identified cost—$1,912,969)			1,917,188

		Shares
SHORT-TERM INVESTMENTS	2.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.64%(i)		9,267,710	9,267,710
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(i)		2,432,162	2,432,162

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$11,699,872)			11,699,872

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$412,165,673)	99.2%		430,128,060
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		3,315,089

NET ASSETS	100.0%		$433,443,149

Centrally Cleared Interest Rate Swap Contracts

Notional Amount		Fixed Rate	Fixed Rate Pay/Receive	Fixed Payment Frequency	Floating Rate	Floating Rate Pay/Receive	Floating Payment Frequency	Maturity Date	Unrealized Appreciation (Depreciation)	Upfront Payments (Receipts)	Value
EUR	8,300,000	2.388%	Pay	Annually	2.170%(j)	Receive	Semi-Annually	12/16/30	$52,466	$—	$52,466
	5,300,000	2.548%	Pay	Annually	2.127%(j)	Receive	Semi-Annually	11/1/32	37,435	—	37,435
	4,500,000	2.667%	Pay	Annually	2.141%(j)	Receive	Semi-Annually	1/19/33	1,588	—	1,588
	$10,000,000	3.227%	Receive	Annually	3.680%(k)	Pay	Annually	12/16/30	(137,512)	—	(137,512)
	6,200,000	3.497%	Receive	Annually	3.680%(k)	Pay	Annually	11/1/32	(64,781)	—	(64,781)
	5,200,000	3.621%	Receive	Annually	3.680%(k)	Pay	Annually	1/20/33	(16,105)	—	(16,105)

									$(126,909)	$—	$(126,909)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	29,735,767	USD	34,919,603	2/23/26	$(360,907)
Brown Brothers Harriman	GBP	13,135,075	USD	17,663,260	2/23/26	(309,718)
Brown Brothers Harriman	USD	512,582	EUR	431,980	2/23/26	(52)
Brown Brothers Harriman	USD	2,013,685	GBP	1,491,804	2/23/26	27,580

						$(643,097)

Glossary of Portfolio Abbreviations

CMT	Constant Maturity Treasury
EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded:
Banking	$1,274,960	$1,139,797	$—	$2,414,757
Other Industries	1,066,373	—	—	1,066,373

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Over-the-Counter	$—	$413,029,870	$—	$413,029,870
U.S. Treasury Notes	—	1,917,188	—	1,917,188
Short-Term Investments	—	11,699,872	—	11,699,872

Total Investments in Securities	$2,341,333	$427,786,727	$—	$430,128,060

Forward Foreign Currency Exchange Contracts	$—	$27,580	$—	$27,580
Interest Rate Swap Contracts	—	91,489	—	91,489

Total Derivative Assets	$—	$119,069	$—	$119,069

Forward Foreign Currency Exchange Contracts	$—	$(670,677)	$—	$(670,677)
Interest Rate Swap Contracts	—	(218,398)	—	(218,398)

Total Derivative Liabilities	$—	$(889,075)	$—	$(889,075)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $158,654,989 or 36.6% of the net assets of the Fund.

(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $69,061,937 which represents 15.9% of the net assets of the Fund, of which 0.1% are illiquid.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $89,617,603 which represents 20.7% of the net assets of the Fund, of which 0.8% are illiquid.

(f)	Non–income producing security.
(g)	Security is in default.
(h)	Variable rate. Rate shown is in effect at January 31, 2026.
(i)	Rate quoted represents the annualized seven–day yield.
(j)	Based on 6-Month EURIBOR. Represents rates in effect at January 31, 2026.
(k)	Based on 1-Day USD-SOFR-OIS. Represents rates in effect at January 31, 2026.

Country Summary	% of Net Assets
United States	41.0
Canada	14.4
United Kingdom	10.6
France	9.2
Switzerland	4.6
Netherlands	3.7
Japan	3.3
Spain	2.8
Germany	2.3
Italy	1.3
Greece	1.0
Sweden	0.8
Austria	0.7
Other (includes short-term investments)	4.3

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of January 31, 2026 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund may enter into interest rate swap contracts to manage interest rate risk. An interest rate swap involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.